Commitments and Contingencies - Summary of Options for Additional River Vessels (Details)	3 Months Ended
Mar. 31, 2025 Vessel
Disclosure of commitments and contingencies [line items]
Number of vessels	84
River Vessels - Options | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels	4
Delivery Date	2029
Option Exercise Date	September 30, 2026
River Vessels - Options | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels	4
Delivery Date	2030
Option Exercise Date	September 30, 2027